Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt
Debt

4. Debt

Term Loan

On January 25, 2019, the Company agreed to prepay in full all outstanding indebtedness under the Loan and Security Agreement (the “Original Loan Agreement”) with Silicon Valley Bank (SVB) dated July 24, 2017 (the “Initial Effective Date”), as amended by the First Amendment, dated July 31, 2018 (the “First Amendment” and, the Original Loan Agreement, as amended by the First Amendment, the “Loan Agreement”). Effective January 28, 2019, the Company prepaid in full all outstanding indebtedness under the Term Loan. As of the date of repayment, the Company had approximately $8.9 million in principal and interest outstanding as well as a final payment fee due of $1.0 million. Upon repayment, approximately $0.8 million of unamortized note discounts were recognized as interest expense.

The obligations, liabilities, covenants, and terms that are expressly specified in the Loan Agreement and any other related loan and collateral security documents issued by the Company to SVB in connection with the transaction evidenced by the Loan Agreement as surviving termination shall continue to survive notwithstanding the payment, including without limitation, the Company’s indemnity obligations and the Company’s obligation to pay to SVB a success fee of 3.5% of the funded principal amount of the Term Loan in the event any of the following occur on or before 5:00 PM, Eastern time, on July 24, 2024: (a) the Company receives FDA approval for any new drug application for gemcabene, (b) a sale or other transfer of all or substantially all of the assets of the Company occurs, (c) a merger or consolidation of the Company with or into another person or entity occurs where the holders of the Company’s outstanding voting equity securities immediately prior to such merger or consolidation hold less than a majority of the issued and outstanding voting equity securities of the successor immediately following such transaction or (d) any sale by the holders of the Company’s outstanding voting equity securities where such holders do not continue to hold at least a majority of the Company’s issued and outstanding voting equity securities immediately following the consummation of such transaction. The Merger, upon completion, will trigger a success fee of $350,000 (See Note 14 - Subsequent Events). The Warrant to purchase 36,000 shares (subject to adjustment) of the Company’s common stock dated as of July 31, 2018 between the Company and SVB remains outstanding and exercisable in accordance with its terms.

The Company was required to reserve $15,000 in cash related to a SVB commercial credit card arrangement in February 2019 upon the prepayment of the Term Loan. The cash reserve is reflected as restricted cash in the accompanying condensed balance sheets.

4. Debt

Term Loan

On January 25, 2019, the Company agreed to prepay in full all outstanding indebtedness under the Loan and Security Agreement (the Original Loan Agreement) with Silicon Valley Bank (SVB) dated July 24, 2017 (the “Initial Effective Date”), as amended by the First Amendment, dated July 31, 2018 (the First Amendment and, the Original Loan Agreement, as amended by the First Amendment to Loan and Security Agreement, the Loan Agreement), which prepayment was effective January 28, 2019. Upon payoff, any unfunded commitments to make credit extensions or financial accommodations to the Company terminated, and all security interests and other liens granted to or held by SVB as security for the obligations were terminated and automatically released, except those that were specified as surviving termination (see Note 16 – Subsequent Events). This note describes the terms of the Loan Agreement in effect on December 31, 2018 prior to the prepayment.

The Loan Agreement established a term loan facility (the Term Loan) in the aggregate principal amount of up to $15,000,000 to be funded in up to three tranches. Of such amount, $10,000,000 was funded on the Initial Effective Date. A third tranche of $5,000,000 was available through November 30, 2018 conditioned on the occurrence of certain events and was not drawn by the Company. Under the Loan Agreement, if a Pre-Clinical Event did not occur on or prior to September 30, 2019 or, if at any time prior to a Pre-Clinical Event, the Company’s unrestricted cash balance at SVB was less than $18,000,000, the Company was required to either (i) provide cash security and maintain a cash balance in a restricted account at SVB in an amount not less than 100% of the amounts owed by the Company to SVB or (ii) prepay the Term Loan, including certain fees, in its entirety. All amounts advanced under the Term Loan would have matured on February 1, 2021.

In connection with the First Amendment, the Company issued a warrant to SVB (the Warrant) to purchase 36,000 shares of the Company’s common stock at an exercise price of $7.47 per share on July 31, 2018. The Warrant is immediately exercisable and has a term of ten years. The exercise price and number and type of shares underlying the Warrant are subject to adjustment upon specified events, including any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein. The Warrant contains a “cashless exercise” feature that allows SVB to exercise the Warrant without a cash payment to the Company, on a net issuance basis, based upon the fair market value of the Company’s common stock at the time of exercise, upon the terms set forth therein. The Warrant was deemed to be a free-standing instrument and was accounted for as equity given that there were no variable terms. The Company recorded $0.2 million to additional paid-in capital upon issuance with an offset to a discount to the Term Loan. A Black-Scholes pricing model was used to estimate the aggregate fair value of the Warrant on the issuance date. Input assumptions used were as follows: risk-free interest rate of 2.96 percent; expected volatility of 66 percent; expected life of 10 years; and expected dividend yield of 0 percent. The discount to the Term Loan associated with the Warrant is being amortized as interest expense over the term of the Loan Agreement and amounted to $33,000 for the year ended December 31, 2018.

As of the date of payment on January 28, 2019, the Company had approximately $8.9 million in outstanding borrowings and approximately $1.0 million in outstanding interest and fees under the Loan Agreement, including the final payment fee equal to 10% of the original aggregate principal amount of the Term Loan funded by SVB and drawn by the Company, which were repaid in full at the time of payment. The obligations, liabilities, covenants, and terms that are expressly specified in the Loan Agreement and any other related loan and collateral security documents issued by the Company to SVB in connection with the transaction evidenced by the Loan Agreement as surviving termination shall continue to survive notwithstanding the payment, including without limitation, the Company’s indemnity obligations and the Company’s obligation to pay to SVB a success fee of 3.5% of the funded principal amount of the Term Loan in the event any of the following occur on or before 5:00 PM, Eastern time, on July 24, 2024: (a) the Company receives FDA approval for any new drug application for gemcabene, (b) a sale or other transfer of all or substantially all of the assets of the Company occurs, (c) a merger or consolidation of the Company with or into another person or entity occurs where the holders of the Company’s outstanding voting equity securities immediately prior to such merger or consolidation hold less than a majority of the issued and outstanding voting equity securities of the successor immediately following such transaction or (d) any sale by the holders of the Company’s outstanding voting equity securities where such holders do not continue to hold at least a majority of the Company’s issued and outstanding voting equity securities immediately following the consummation of such transaction. No event requiring payment of the success fee has occurred through the issuance date of these audited financial statements. Lastly, the Warrant to purchase 36,000 shares (subject to adjustment) of the Company’s common stock dated as of July 31, 2018 between the Company and SVB will remain outstanding and exercisable in accordance with its terms.

In connection with the First Amendment, the Company was charged $10,000 by SVB and the fee was recorded as a discount to the Term Loan; the discount is being amortized as interest expense over the term of the Loan Agreement and amounted to $2,000 for the year ended December 31, 2018. In addition, the Company incurred $20,000 in third-party legal fees which were recorded to general and administrative expense in the accompanying statements of comprehensive loss during the year ended December 31, 2018.

The Company was in compliance with the Loan Agreement covenants as of December 31, 2018 and through the repayment of the Term Loan on January 28, 2019.

Interest accrued on the unpaid principal balance at a floating per annum rate equal to the prime rate, except that, following an event of default, interest would have accrued at a rate up to 5% above the rate that is otherwise applicable. The prime rate in effect for the year ended December 31, 2018 ranged from 4.5% to 5.5% and the prime rate in effect for the year ended December 31, 2017 ranged from 4.25% to 4.5%. Lastly, debt issue costs that were incurred upon the July 2017 issuance of the Term Loan in the amount of $0.1 million were recorded as a discount to the Term Loan and were  amortized ratably to interest expense over the term of the loan.

The Company recorded in aggregate $0.5 million and $0.3 million interest expense related to the Term Loan for the years ended December 31, 2018 and 2017, respectively.

As of December 31, 2018, minimum aggregate future payments under the Term Loan were as follows (in thousands) prior to repayment in January 2019:

December 31,

2019	$4,826
2020	4,579
2021	1,370
Total minimum payments	10,775
Amount representing interest and discounts	(1,338)
Present value of minimum payments	9,437
Current portion	(9,437)
Long-term portion	$-

Future minimum interest payments under the Term Loan reflect the 5.5% per annum rate in effect at December 31, 2018 and on the date of repayment in January 2019. Given the intent of the Company to pay-off the Term Loan in January 2019 as of the December 31, 2018 balance sheet date, the Company classified the otherwise long-term portion of the Term Loan obligation as a current liability consistent with ASC 210 and other related accounting guidance. See Note 16 – Subsequent Events.

Interim Notes

On July 31, 2015, the Company entered into a convertible interim note financing (collectively with the notes issued in December 2015, February 2016 and April 2016, the Interim Notes), pursuant to which certain investors agreed to loan the Company approximately $2.8 million. On August 10, 2016, immediately prior to the closing of the IPO, the Company’s Interim Notes, together with accrued interest thereon, converted into 1,656,807 shares of common stock.

The Interim Notes accrued interest at a rate of 8% per annum, compounded annually, and would automatically convert into shares issued to investors in the Company’s next equity financing round that results in gross proceeds of at least $5.0 million (a Qualified Financing). The conversion would be equal to unpaid principal at 115% plus any unpaid accrued interest. The investors would be paid out principal at 200% if a change of control occurred before the next financing round. In the event that a Qualified Financing, change of control, or an IPO did not occur before July 31, 2016, the parties would then negotiate a price for conversion into a new round of stock.

In December 2015, the Company amended the Interim Notes and certain investors agreed to loan the Company an additional $2.7 million for a revised financing total of $5.5 million. The Interim Notes continued to accrue interest at an 8% rate per annum compounded annually, but were amended to automatically convert into shares of the same class of the Company’s next convertible preferred stock financing round (the Preferred Stock Financing). The conversion into shares issued in the Preferred Stock Financing would be equal to unpaid principal at 115% plus unpaid accrued interest. In the event that either a change of control occurs or the Company completes a public transaction which results in the Company’s stockholders holding securities listed on a national securities exchange, including an IPO, before the Preferred Stock Financing, the Interim Notes, as amended, would automatically convert into shares of the Company’s common stock at a conversion price of $6.70585 per share (which represents the original issue price of the Series A preferred stock) based on 100% of outstanding principal and unpaid accrued interest. Lastly, if a Preferred Stock Financing, change of control, or public transaction did not occur before December 31, 2016, the parties agreed to then negotiate a conversion price into a new round of stock.

In February 2016, certain investors agreed to loan the Company an additional $0.2 million for a revised financing total of $5.6 million. The Interim Notes continued to accrue interest at an 8% rate per annum compounded annually, but were amended to automatically convert into shares of the same class of the Company’s next Preferred Stock Financing. The conversion into shares issued in the Preferred Stock Financing would be equal to unpaid principal at 115% plus unpaid accrued interest. In the event that either a change of control occurs or the Company completes a public transaction which results in the Company’s stockholders holding securities listed on a national securities exchange, including an IPO, before the Preferred Stock Financing, the Interim Notes, as amended, would automatically convert into shares of the Company’s common stock at a conversion price of $6.70585 per share (which represents the original issue price of the Series A preferred stock as adjusted for the Reverse Stock Split) based on 100% of outstanding principal and unpaid accrued interest. Lastly, if a Preferred Stock Financing, change of control, or public transaction did not occur before December 31, 2016, the parties agreed to then negotiate a conversion price into a new round of stock.

In April 2016, the Company amended the Interim Notes and certain investors agreed to loan the Company an additional $5.0 million for a revised financing total, including Interim Notes previously issued, of $10.6 million. The Interim Notes continued to accrue interest at an 8% rate per annum compounded annually, but were amended so that 125% of the unpaid principal and accrued interest, would automatically convert into shares of the same class of the Company’s next convertible preferred stock financing round of at least $5.0 million (the Qualified Financing). In the event that either a change of control occurs or the Company completes a public transaction which results in the Company’s stockholders holding securities listed on a national securities exchange, including an IPO, before the Qualified Financing, 100% of outstanding principal and unpaid accrued interest on the Interim Notes, as amended, would automatically convert into shares of the Company’s common stock at a conversion price of $6.70585 per share, as adjusted for the Reverse Stock Split. Lastly, if a Qualified Financing, change of control, or public transaction did not occur, the Interim Notes would become payable on demand any time after December 31, 2016. The Company incurred issuance costs related to the April 2016 financing in the amount of $10,000. The Interim Notes were discounted for the issuance costs, and the discount was amortized to interest expense over their remaining term using the straight‑line method.

On August 10, 2016, immediately prior to the closing of the IPO, the Company’s Interim Notes, together with accrued interest thereon, converted into 1,656,807 shares of common stock. At the time of their issuance, the Interim Notes contained a conversion premium with regard to the conversion into shares at the time of the next Qualified Financing. The Company determined that the redemption feature under the Interim Notes qualified as an embedded derivative and was separated from its debt host. The bifurcation of the embedded derivative from its debt host resulted in a discount to the Interim Notes. The discount was amortized to interest expense over the term of the Interim Notes using the straight‑line method. The embedded derivative was accounted for separately on a fair market value basis. The Company recorded the fair value changes of the premium conversion derivative associated with the Interim Notes to interest income (expense) that amounted to $0.2 million for the year ended December 31, 2016. As a result of the conversion of the Interim Notes, together with accrued interest thereon, into common stock immediately prior to the closing of the IPO on August 10, 2016, there were no Interim Notes or premium conversion derivatives outstanding as of December 31, 2018, 2017 or 2016.